Document and Entity Information	Total
Prospectus:
Document Type	485BPOS
Document Period End Date	Dec. 31, 2015
Registrant Name	AMERICAN FUNDS FUNDAMENTAL INVESTORS
Central Index Key	0000039473
Amendment Flag	false
Document Creation Date	Dec. 29, 2016
Document Effective Date	Jan. 01, 2017
Prospectus Date	Jan. 01, 2017
AMERICAN FUNDS FUNDAMENTAL INVESTORS® | Class A
Prospectus:
Trading Symbol	ANCFX
AMERICAN FUNDS FUNDAMENTAL INVESTORS® | Class R-1
Prospectus:
Trading Symbol	RFNAX
AMERICAN FUNDS FUNDAMENTAL INVESTORS® | Class R-2
Prospectus:
Trading Symbol	RFNBX
AMERICAN FUNDS FUNDAMENTAL INVESTORS® | Class R-3
Prospectus:
Trading Symbol	RFNCX
AMERICAN FUNDS FUNDAMENTAL INVESTORS® | Class R-4
Prospectus:
Trading Symbol	RFNEX
AMERICAN FUNDS FUNDAMENTAL INVESTORS® | Class R-5
Prospectus:
Trading Symbol	RFNFX
AMERICAN FUNDS FUNDAMENTAL INVESTORS® | Class B
Prospectus:
Trading Symbol	AFIBX
AMERICAN FUNDS FUNDAMENTAL INVESTORS® | Class C
Prospectus:
Trading Symbol	AFICX
AMERICAN FUNDS FUNDAMENTAL INVESTORS® | Class F-1
Prospectus:
Trading Symbol	AFIFX
AMERICAN FUNDS FUNDAMENTAL INVESTORS® | Class 529-A
Prospectus:
Trading Symbol	CFNAX
AMERICAN FUNDS FUNDAMENTAL INVESTORS® | Class 529-B
Prospectus:
Trading Symbol	CFNBX
AMERICAN FUNDS FUNDAMENTAL INVESTORS® | Class 529-C
Prospectus:
Trading Symbol	CFNCX
AMERICAN FUNDS FUNDAMENTAL INVESTORS® | Class 529-E
Prospectus:
Trading Symbol	CFNEX
AMERICAN FUNDS FUNDAMENTAL INVESTORS® | Class 529-F-1
Prospectus:
Trading Symbol	CFNFX
AMERICAN FUNDS FUNDAMENTAL INVESTORS® | Class F-2
Prospectus:
Trading Symbol	FINFX
AMERICAN FUNDS FUNDAMENTAL INVESTORS® | Class R-6
Prospectus:
Trading Symbol	RFNGX
AMERICAN FUNDS FUNDAMENTAL INVESTORS® | Class R-2E
Prospectus:
Trading Symbol	RFEBX
AMERICAN FUNDS FUNDAMENTAL INVESTORS® | Class R-5E
Prospectus:
Trading Symbol	RFNHX
AMERICAN FUNDS FUNDAMENTAL INVESTORS® | Class F-3
Prospectus:
Trading Symbol	FUNFX